AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.6%

Banks - 7.7%
Axis Bank Ltd., GDR	274	14,202
Bank Mandiri Persero Tbk. PT	19,022	13,078
China Merchants Bank Co. Ltd., Class H	2,863	14,587
Komercni Banka A/S	205	6,798
Sberbank of Russia PJSC, ADR*‡(a)	259	3
Shinhan Financial Group Co. Ltd., ADR	239	6,439
		55,107
Beverages - 5.2%
Budweiser Brewing Co. APAC Ltd.	2,749	8,348
Coca-Cola HBC AG*	301	8,234
Varun Beverages Ltd.	1,196	20,201
		36,783
Broadline Retail - 7.2%
Alibaba Group Holding Ltd.*	3,422	43,520
Naspers Ltd., Class N	40	7,366
		50,886
Chemicals - 2.2%
Hansol Chemical Co. Ltd.	85	15,755

Construction & Engineering - 2.5%
Larsen & Toubro Ltd., GDR	657	17,418

Consumer Staples Distribution & Retail - 2.5%
Atacadao SA	2,314	5,657
Nahdi Medical Co.	145	7,148
Pick n Pay Stores Ltd.	2,062	4,893
		17,698
Diversified Telecommunication Services - 3.6%
Hellenic Telecommunications Organization SA	542	7,935
HKT Trust & HKT Ltd.	4,671	6,218
Telkom Indonesia Persero Tbk. PT	42,864	11,621
		25,774
Electronic Equipment, Instruments & Components - 1.2%
Delta Electronics, Inc.	893	8,870

Energy Equipment & Services - 2.8%
China Oilfield Services Ltd., Class H	9,278	9,521
Tenaris SA, ADR	377	10,715
		20,236
Financial Services - 4.1%
Chailease Holding Co. Ltd.	2,307	17,069
FirstRand Ltd.	3,549	12,051
		29,120
Food Products - 1.2%
China Mengniu Dairy Co. Ltd.*	2,104	8,628

Hotels, Restaurants & Leisure - 4.4%
Americana Restaurants International plc*	7,194	7,472
Meituan, Class B*	138	2,507
Melco Resorts & Entertainment Ltd., ADR*	756	9,624
Trip.com Group Ltd.*	303	11,438
		31,041
Household Durables - 1.6%
Haier Smart Home Co. Ltd., Class H	3,512	11,014

Insurance - 5.1%
AIA Group Ltd.	2,211	23,232
Ping An Insurance Group Co. of China Ltd., Class H	2,064	13,377
		36,609
Interactive Media & Services - 8.2%
Kakao Corp.	218	10,377
Tencent Holdings Ltd.	975	47,642
		58,019
IT Services - 2.6%
Globant SA*	37	6,069
HCL Technologies Ltd.	939	12,456
		18,525
Life Sciences Tools & Services - 0.9%
Wuxi Biologics Cayman, Inc.*	1,049	6,488

Machinery - 0.9%
Airtac International Group	161	6,319

Metals & Mining - 3.0%
Anglo American plc	171	5,659
Southern Copper Corp.	100	7,625
Vale SA	518	8,206
		21,490
Oil, Gas & Consumable Fuels - 1.7%
Reliance Industries Ltd.	417	11,854

Pharmaceuticals - 1.5%
Cipla Ltd.	572	6,271
Sino Biopharmaceutical Ltd.	7,607	4,252
		10,523
Real Estate Management & Development - 1.4%
Country Garden Services Holdings Co. Ltd.	2,539	4,434
Longfor Group Holdings Ltd.	1,976	5,563
		9,997
Semiconductors & Semiconductor Equipment - 8.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	659	61,300

Software - 1.0%
TOTVS SA	1,277	7,095

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 5.9%
Samsung Electronics Co. Ltd., GDR	34	42,031

Transportation Infrastructure - 0.6%
Salik Co. PJSC*	5,693	4,488

TOTAL COMMON STOCKS (Cost $617,848)		623,068

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES - 7.8%
China
Kweichow Moutai Co. Ltd. (Issuer: UBS AG)*	54	9/29/2023	14,302
LONGi Green Energy Technology Co. Ltd. (Issuer: UBS AG)*	1,026	9/22/2023	6,033
Longshine Technology Group Co. Ltd. (Issuer: Bank of America Merrill Lynch)*	2,563	11/2/2023	9,970
NARI Technology Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	4,221	7/18/2024	16,652
Wuliangye Yibin Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	305	7/18/2024	8,744
TOTAL PARTICIPATION NOTES (Cost $52,664)			55,701
Total Investments - 95.4% (Cost $670,512)			678,769
Other assets less liabilities - 4.6%			33,035
Net Assets - 100.0%			711,804

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of March 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2023 amounted to $3, which represents approximately 0.00%(1) of net assets of the Fund.
(1)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2023:

Brazil	2.9%
China	35.0%
Czech Republic	0.9%
Greece	1.1%
Hong Kong	6.1%
India	11.6%
Indonesia	3.5%
Italy	1.2%
Mexico	1.1%
Russia	0.0	%(1)
Saudi Arabia	1.0%
South Africa	4.2%
South Korea	10.5%
Taiwan	12.2%
United Arab Emirates	1.7%
United States	2.4%
Other(2)	4.6%
	100.0%

(1)	Represents less than 0.05% of net assets.
(2)	Includes cash and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.5%

Automobile Components - 4.5%
Aptiv plc*	1,095	122,848
Denso Corp.	1,531	86,423
		209,271
Automobiles - 2.1%
Mercedes-Benz Group AG	1,281	98,404

Building Products - 5.9%
Advanced Drainage Systems, Inc.	112	9,431
Cie de Saint-Gobain	1,330	75,727
Daikin Industries Ltd.	212	38,009
Kingspan Group plc	871	59,792
Nibe Industrier AB, Class B	2,174	24,792
Trex Co., Inc.	1,382	67,262
		275,013
Chemicals - 6.8%
Albemarle Corp.	430	95,047
Croda International plc	683	54,861
Ecolab, Inc.	593	98,160
Koninklijke DSM NV	592	69,970
		318,038
Commercial Services & Supplies - 3.0%
Tetra Tech, Inc.	967	142,062

Construction & Engineering - 11.0%
Quanta Services, Inc.	808	134,645
Stantec, Inc.	2,062	120,546
Valmont Industries, Inc.	363	115,899
WSP Global, Inc.	1,092	143,039
		514,129
Containers & Packaging - 0.3%
Ball Corp.	256	14,108

Electrical Equipment - 10.9%
Array Technologies, Inc.*	967	21,158
Legrand SA	1,134	103,726
LG Energy Solution Ltd.*	127	57,432
Plug Power, Inc.	959	11,240
Prysmian SpA	3,747	157,757
Schneider Electric SE	565	94,450
Vestas Wind Systems A/S	2,210	64,031
		509,794
Electronic Equipment, Instruments & Components - 13.1%
Amphenol Corp., Class A	1,676	136,963
Halma plc	3,760	103,801
Hexagon AB, Class B	7,560	86,995
Keyence Corp.	277	135,804
Samsung SDI Co. Ltd.	199	113,418
Trimble, Inc.*	681	35,698
		612,679
Food Products - 2.7%
Kerry Group plc, Class A	1,286	128,162

Household Durables - 1.3%
Garmin Ltd.	581	58,635

Independent Power and Renewable Electricity Producers - 0.7%
Brookfield Renewable Corp.	916	32,031

Insurance - 1.5%
Intact Financial Corp.	492	70,413

Leisure Products - 0.5%
Giant Manufacturing Co. Ltd.	3,683	21,407

Life Sciences Tools & Services - 8.4%
Agilent Technologies, Inc.	495	68,478
Danaher Corp.	717	180,713
Thermo Fisher Scientific, Inc.	245	141,211
		390,402
Machinery - 6.9%
AGCO Corp.	535	72,332
Chart Industries, Inc.*	86	10,784
Cummins, Inc.	275	65,692
Metso Outotec OYJ	9,539	104,042
Xylem, Inc.	636	66,589
		319,439
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	767	151,268
Enphase Energy, Inc.	185	38,902
Infineon Technologies AG	3,080	125,893
		316,063
Software - 6.2%
ANSYS, Inc.*	463	154,086
Dassault Systemes SE	3,252	134,308
		288,394
Water Utilities - 1.9%
American Water Works Co., Inc.	604	88,480

TOTAL COMMON STOCKS (Cost $3,911,666)		4,406,924

MASTER LIMITED PARTNERSHIPS - 0.8%

Independent Power and Renewable Electricity Producers - 0.8%
Brookfield Renewable Partners LP (Cost $27,533)	1,118	35,240

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Value ($)
Total Investments - 95.3% (Cost $3,939,199)	4,442,164
Other assets less liabilities - 4.7%	220,535
Net Assets - 100.0%	4,662,699

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2023:

Canada	7.9%
Denmark	1.4%
Finland	2.2%
France	6.7%
Germany	4.8%
Ireland	4.0%
Italy	3.4%
Japan	5.6%
Netherlands	1.5%
South Korea	3.7%
Sweden	2.4%
Taiwan	0.5%
United Kingdom	3.4%
United States	47.8%
Other(1)	4.7%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2023 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2023 for the Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Banks	$55,104	$—	$3	$55,107
Other*	567,961	—	—	567,961
Participation Notes	—	55,701	—	55,701
Total Investments	$623,065	$55,701	$3	$678,769

AGF Global Sustainable Equity Fund
Investments
Common Stocks*	4,406,924	—	—	4,406,924
Master Limited Partnership	35,240	—	—	35,240
Total Investments	$4,442,164	$—	$—	$4,442,164

*	See Schedules of Investments for presentation by industry type.